UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            November 5,2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:             142
                                                  ------------------------

Form 13F Information Table Value Total:           $421822(x thousand)
                                                  ------------------------


List of Other Included Managers:


D

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLIANZ SOCIETAS EURO SE             PFD      18805200       52       2000SH            SOLE                                 2000
ACCO BRANDS                       Common     00081T108       19       2933SH            SOLE                                 2933
ACXIOM CORP                       Common     005125109      401      21958SH            SOLE	                            21958
ALERE INC                         Common     01449J105      270      13858SH            SOLE                                13858
AMER INTL GRP                     Common     026874107        1         45SH            SOLE                                   45
AMER INTL GRP INC WT EXP          Common     026874156        0         24SH            SOLE                                   24
AMERICAN TOWER                    Common     29912201        14        190SH            SOLE                                  190
AOL TIME WARNER                   Common     00184A105        0          6SH            SOLE                                    6
AT&T                              Common     00206R102       23        600SH            SOLE                                  600
AUCTIONDESTINATION COM INC OC        PFD     05069D207        0        100SH            SOLE                                  100
BARCLAYS BK PLC IPATH US 10 YR    Common     06740L451       43       1655SH            SOLE                                 1655
BERKSHIRE HATHAWAY B              Common     084670207      324       3671SH            SOLE                                 3671
BK AMER CORP                      Common     060505104        9       1000SH            SOLE                                 1000
BK AMER CORP DEP SH REP              PFD      60505724       26       1000SH            SOLE                                 1000
CELL ROBOTICS INTL INC            Common     15114K106        0        880SH            SOLE                                  880
CELSIUS HLDGS INC COM NEW         Common     15118V207        0        100SH            SOLE                                  100
CHESAPEAKE ENERGY CORP            Common     165167107       38       2000SH            SOLE                                 2000
CHEVRON TEXACO CORP               Common     166764100      117       1000SH            SOLE                                 1000
CHUBB                             Common     171232101      185       2425SH            SOLE                                 2425
COMMODORE INTL LTD                Common     202660106        0        200SH            SOLE                                  200
COMMUNITY PRTNRS BANKCORP         Common     204018105      258      44445SH            SOLE                                44445
COSTCO WHOLESALE                  Common     22160K105       20        200SH            SOLE	                              200
DEVON ENE                         Common     251799102       68       1121SH            SOLE                                 1121
DIGITAL MEDIA GROUP AG CHF .01    Common     H1893U103        0       2800SH            SOLE                                 2800
DJ US FINANCIAL SECTOR IX         Common     464287788    21394     366900SH            SOLE                               366900
DJ US TECHNOLOGY IX               Common     464287721    21555     284100SH            SOLE                               284100
DJ US CON NON CYC SEC IX FD       Common     464287812 	      7        100SH            SOLE                                  100
DJ US RE IX                       Common     464287739 	   4273      66366SH            SOLE                                66366
DJ US TELECOM SEC IX              Common     464287713    22564     883830SH            SOLE                               883830
DJ US TREAS INFLATE               Common     464287176      418       3435SH            SOLE                                 3435
DOMINION RES                      Common     25746U109       39        732SH            SOLE                                  732
DUNKIN BRANDS GRP INC COM         Common     265504100        3        100SH            SOLE                                  100
EGSHARE LO VOL EMR MKTS DIV       Common     268461654    10128     540221SH            SOLE                               540221
ENRON                             Common     293561106        0       2000SH            SOLE                                 2000
EXPRESS SCRIPTS INC CL A          Common     302182100      131       2087SH            SOLE                                 2087
EXXON MOBIL CORP                  Common     30231G102      561       6129SH            SOLE	                             6129
F4W INC FLORIDA                   Common     315998211        0     142857SH            SOLE                               142857
FACEBOOK INC                      Common     30303M102        3        125SH            SOLE                                  125
FAUQUIER BNKSHRS                  Common     312059108       72       5700SH            SOLE                                 5700
GEN ELEC                          Common     369604103        8        357SH            SOLE	                              357
GENERAL MILLS                     Common     370334104       12        300SH            SOLE	                              300
GLAXO SMITHKLINE PLC              Common     37733W105        5        113SH            SOLE                                  113
GOLDCORP INC COM MPVISIN CA38     Common     380956409       66       1450SH            SOLE                                 1450
GS$INV CORP BD IDX                Common     464287242      502       4119SH            SOLE                                 4119
GUGGENHEIM S&p GLBL WATERIDX      Common     18383Q507    18361     846520SH            SOLE                               846520
GUGGENHEIM TIMBER ETF             Common     18383Q879      209      11385SH            SOLE                                11385
HEARTLAND PMT SYS                 Common     42235N108     5480     172973SH            SOLE                               172973
HIGH SPEED ACCESS CORP NO STOC    Common     42979U102        0        400SH            SOLE                                  400
HONEYWELL INTL                    Common     438516106       38        644SH            SOLE	                              644
IBM                               Common     459200101       22        108SH            SOLE                                  108
INGERSOLL-RAND CORP               Common     G4776G101      300       6684SH            SOLE                                 6684
INTERSECURITY HLDGS CORP          Common     46070R108        0          1SH            SOLE	                                1
IQ GLBL AGRIBUSINESS SM CAP       Common     45409B834     8014     326290SH            SOLE                               326290
ISHARE BARCLAYS 1-3 YR BD FD      Common     464288646       68        643SH            SOLE                                  643
ISHARE INC MSCI BRAZIL            Common     464286400        8        150SH            SOLE                                  150
ISHARE MSCI EMR MKTS MIN VOL      Common     464286533    10244     179255SH            SOLE                               179255
ISHARE MSCI US MIN VOL INDEX      Common     46429B697      453      15240SH            SOLE                                15240
ISHARE S&P GLBL INFRSTR           Common     464288372    18393     521801SH            SOLE                               521801
ISHARE S&P ST NATL MUNI BD        Common     464288158      798       7468SH            SOLE                                 7468
ISHARES S&P NATL MUN IX           Common     464288414     1480      13216SH            SOLE                                13216
ISHARES SILVER TR                 Common     46428Q109        1         15SH            SOLE                                   15
ISHARES TR JPMORGAN USD EMERGI    Common     464288281      487       4015SH            SOLE                                 4015
ISHARES TR RUSS 1000IDX FD        Common     464287622      473       5945SH            SOLE                                 5945
ISHARES TR S&P LATIN 40           Common     464287390     9818     230568SH            SOLE                               230568
ISHARES TST COMEX GOLD ETF USD    Common     464285105     1954     113120SH            SOLE                               113120
JOHNSON & JOHNSON                 Common     478160104     1056      15318SH            SOLE	                            15318
JP MORGAN CHASE                   Common     46625H100        0          5SH            SOLE                                    5
KIMCO RLTY CORP DEP SHS REPSTG       PFD     49446R844       20        800SH            SOLE                                  800
LSI LOGIC CORP                    Common     502161102        0         12SH            SOLE                                   12
M 2003 PLC ADR EACH REPR 2 ORD    Common     553793100        0       1200SH            SOLE                                 1200
MARKET VCTRS AGRIBUSINESS         Common     57060U605     9565     184679SH            SOLE                               184679
MC CORMICK INC                    Common     579780206       34        550SH            SOLE	                              550
MERCK & CO                        Common     589331107      140       3103SH            SOLE	                             3103
MICROSOFT                         Common     59491804         0          2SH            SOLE                                    2
MIMEDX GROUP INC COM              Common     602496101       74      25000SH            SOLE                                25000
MKT VECTORS ETF TR GOLD MINERS    Common     57060U100      121       2255SH            SOLE                                 2255
MONSANTO CO                       Common     61166W101       35        380SH            SOLE                                  380
MOTOROLA SOLUTIONS INC            Common     620076307        1         14SH            SOLE                                   14
NATL RETAIL PPTYS INC COM         Common     637417106       66       2150SH            SOLE                                 2150
NIKE CL B                         Common     654106103        0          5SH            SOLE                                    5
NORTEL NETWORKS                   Common     656568508        0         59SH            SOLE                                   59
N VIRO INTL CORP NEW              Common     62944W207        4       4600SH            SOLE                                 4600
OPTIMER PHARMACEUTICALS INC       Common     68401H104        5        325SH            SOLE                                  325
ORACLE                            Common     68389X105       14        450SH            SOLE                                  450
PDI INC                           Common     69329V100        8        977SH            SOLE                                  977
PEGASUS GOLD INC NO STOCKHOLDE    Common     70556K106        0       1100SH            SOLE                                 1100
PERRIGO CO                        Common     714290103       29        250SH            SOLE                                  250
PETRIE STORES LIQUIDATING TR S    Common     716437108        0        455SH            SOLE                                  455
PFIZER                            Common     717081103      379      15270SH            SOLE	                            15270
PIMCO ETF TR 1-5 YR US TIPS       Common     72201R205       47        875SH            SOLE                                  875
PIMCO MUNI INC                    Common     72200R107       33       2000SH            SOLE                                 2000
PLUM CREEK TIMBER                 Common     729251108     9908     226011SH            SOLE                               226011
POWERSHARES EXCH TRADED FD TST    Common     73937B761      175       6785SH            SOLE                                 6785
POWERSHARES EXCHANGE TRADED FD    Common     73937B407      468      15555SH            SOLE                                15555
PRECISION DRILLING TR UNIT        Common     740215108       42       5337SH            SOLE                                 5337
PROCTOR & GAMBLE                  Common     742718109      551       7950SH            SOLE                                 7950
PROLOGIS                          Common     74340W103       83       2362SH            SOLE	                             2362
PUBLIC STORAGE INC                Common     74460D109      306       2200SH            SOLE	                             2200
PWRSHRS FTSE RAFI US 1500 SM      Common     73935X567     2380      35145SH            SOLE                                35145
PWRSHRS S&P EMR MKTS LO VOL       Common     73937B662       59       2155SH            SOLE                                 2155
PWRSHRS GLBL AGRICULTURE          Common     73936Q702      919      30615SH            SOLE                                30615
QUALCOMM INC                      Common     98320AH31       14        225SH            SOLE                                  225
RAIT FI TST PFD SER A 7.75%          PFD     749227203       11        500SH            SOLE                                  500
S&P 500 INDEX FUND ETF            Common     464287200     1180       8170SH            SOLE                                 8170
S&P INTL SM CAP                   Common     78463X871      224       8210SH            SOLE                                 8120
S&P SMCAP 600 IDX                 Common     464287804     1232      15980SH            SOLE                                15980
SCHWAB US MID CAP                 Common     808524508     2141      79335SH            SOLE                                79335
SEL SEC SPDR DISC                 Common     81369Y407      555      11860SH            SOLE                                11860
SEL SEC SPDR ENERGY               Common     81369Y506    21615     294160SH            SOLE                               294160
SEL SEC SPDR FIN                  Common     81369Y605      443      28440SH            SOLE                                28440
SEL SEC SPDR HLTH                 Common     81369Y209    22586     563110SH            SOLE                               563110
SEL SEC SPDR INDUS                Common     81369Y704    21879     598780SH            SOLE                               598780
SEL SEC SPDR MAT                  Common     81369Y100    22070     600200SH            SOLE                               600200
SEL SEC SPDR STPLS                Common     81369Y308    22349     623750SH            SOLE                               623750
SEL SEC SPDR UTIL                 Common     81369Y886    22250     611265SH            SOLE                               611265
SIMON PPTY GRP                    Common     828806109      472       3110SH            SOLE	                             3110
SPDR S&P EMR MKTS SC              Common     78463X756    15837     356290SH            SOLE                               356290
STREETTRACK GOLD                  Common     78463V107       32        185SH            SOLE                                  185
STREETTRACKS WILSHIRE REIT        Common     78464A607       64        890SH            SOLE                                  890
STRYKER CORP                      Common     863677101        2         36SH            SOLE                                   36
TARGET CORP                       Common     87612E106        0          1SH            SOLE                                    1
TELMEX INTERNACIONAL NPV SER L    Common     P9043M104        0       4540SH            SOLE                                 4540
THERMO FISHER                     Common     883556102      118       2000SH            SOLE                                 2000
THORNBURG MTG                     Common     885218107        0        105SH            SOLE	                              105
TIME WARNER                       Common     887317105      125       2766SH            SOLE                                 2766
TIME WARNER CABLE INC             Common     88732J207       49        516SH            SOLE                                  516
UNITED STATES OIL FUND            Common     91232N108       60       1755SH            SOLE                                 1755
UNITED TECH                       Common     913017109        0          1SH            SOLE                                    1
US AIR GROUP CL A PFD                PFD     911998144        0          6SH            SOLE	                                6
US AIR GROUP                      Common     911990380        0          6SH            SOLE                                    6
VALLEY NATL BANCORP               Common     919794107      583      58204SH            SOLE                                58204
VANG BD INDEX TOTAL MRKT          Common     921937835       15        175SH            SOLE                                  175
VANG BD INDEX FD INT              Common     921937819      119       1320SH            SOLE                                 1320
VANG BD INDEX LT                  Common     921937793       27        280SH            SOLE                                  280
VANG  CONSUMER DISCRETIONARY ETF  Common     92204A108    21642     288400SH            SOLE                               288400
VANG ETF INFO TECH                Common     92204A702      546       7440SH            SOLE                                 7440
VANG REIT IX                      Common     922908553    29978     461421SH            SOLE                               461421
VANGUARD FTSE ALL WORLD EX US     Common     922042718    15881     181604SH            SOLE                               181604
VERIZON COMMUN                    Common     92343V104        0          5SH            SOLE                                    5
VORNADO REALTY TR PFD SER F.6        PFD     929042703       51       2000SH            SOLE                                 2000
WABCO HLDGS INC                   Common     92927K102      492       8533SH            SOLE                                 8533
WEYERHAUSER                       Common     962166104    10448     399693SH            SOLE                               399693


Total $421822 (x 1000)
